Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

19 November 2021

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Re:	Freddie Mac Multifamily M Certificates Series M-067 (the “Certificates”)

Deposited Assets Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Federal Home Loan Mortgage Corporation (“Freddie Mac” or “Engaging Party”), Key Depositor LLC (the “Sponsor”) and KeyBanc Capital Markets Inc. (“Key Bank,” together with Freddie Mac and the Sponsor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to certain bonds representing beneficial interests in tax-exempt multifamily bonds issued by the state and local governmental entities (the “Deposited Assets”) relating to the Certificates. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of Freddie Mac, provided us with:

a.

An electronic data file labeled “M67_Deal DIST Tape_Master_2021-11-19.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of Freddie Mac, indicated contains projected information relating to the Deposited Assets as of 9 December 2021 (the “Cut-Off Date”),

b.

Electronic copies of the loan files for the Deposited Assets, which contain various source documents (collectively and as applicable, the “Sources”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset,

c.

The Regulatory Agreement and Declaration of Restrictive Covenants, Low-Income Housing Tax Credit Land Use Restriction Agreement, Section 8 Use Agreement, Regulatory Agreement and Declaration of Restrictive Covenants, Declaration of Land Use Restrictive Covenants Land Use Restriction Agreement for Low Income Housing Tax Credits, Section 8 Use Agreement, Land Use Restriction Agreement, Declaration of Land Use Restrictive Covenants for Low-Income Housing Tax Credits, Section 8 Use Agreement, Tax Regulatory Agreement, Low-Income Housing Credit Commitment Agreement and Declaration of Restrictive Covenants, Restrictive Use Covenant, Section 8 Use Agreement, Regulatory Agreement and Declaration of Restrictive Covenants, Regulatory Agreement and Declaration of Restrictive Covenants, as assumed by the Borrower pursuant to a Consent to Sale Agreement, HUD Section 8, Land Use Restriction Agreement, Declaration of Land Use Restrictive Covenants for Low-Income Housing Tax Credits, Section 8 Use Agreement, Regulatory Agreement and Declaration of Restrictive Covenants, Section 8 Use Agreement, Tax Regulatory Agreement, Deed Restriction, Housing Rent Restriction Agreement, and Low-Income Housing Credit Commitment Agreement and Declaration of Restrictive Covenants (collectively and as applicable, the “Restrictive Agreements,” together with the Sources, the “Source Documents”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset, as applicable,

d.	The list of relevant characteristics (the “Deposited Asset Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 8 Deposited Assets on the Data File are referred to as Deposited Asset Numbers 1 through 8.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter.” We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. Freddie Mac is responsible for the Subject Matter, Data File, Source Documents, Deposited Asset Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of Freddie Mac, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Deposited Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of Freddie Mac, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Deposited Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Deposited Assets,
iii.	Whether the originator of the Deposited Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Deposited Assets that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 November 2021

Attachment A

Procedures performed and our associated findings

1.

For each Deposited Asset, we compared the Deposited Asset Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Document(s), or to the corresponding information we recalculated using information on the Source Document(s) or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of Freddie Mac, described in the notes to Exhibit 1 to Attachment A. The Source Document(s), as applicable, that we were instructed by the Sponsor, on behalf of Freddie Mac, to use for each Deposited Asset Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

2.

For each Deposited Asset with a Number of LIHTC Units(Comforted) value greater than 0, as shown on the Data File, we observed a Rental/Income/Age Restrictions (PLIM)(Comforted) value of “Y,” as shown on the Data File.

Exhibit 1 to Attachment A

Deposited Asset Characteristics and Source Documents

Deposited Asset Characteristic	Data File Field Name	Source Documents	Note

Property name	Property Name(Comforted)	Appraisal	i.

Address	Address(Comforted)	Appraisal

City	City(Comforted)	Appraisal

State	State(Comforted)	Appraisal

Zip	Zip(Comforted)	Appraisal

Total units	Total Units(Comforted)	Appraisal

Year built/year renovated	Year Built/Renovated(Comforted)	Appraisal and/or Construction Monitoring Report	ii.

Original issue date	Original Loan/Bond Note Date(Comforted)	Trust Indenture and/or Promissory Note	ii.

CUSIP	Loan/Bond CUSIP	Trust Indenture	iii.

Principal amount deposited	Cut-Off Date Loan/Bond Amount	Recalculation	iv.

Interest rate	Current Loan/Bond Rate(Comforted)	Trust Indenture

Stated maturity date	Loan/Bond Maturity Date(Comforted)	Trust Indenture

Deposited Asset trustee	Bond Trustee(Comforted)	Trust Indenture

First optional redemption date at par	First Optional Redemption Date at Par (with no Penalty)(Comforted)	Construction Loan and Permanent Loan Agreement

Mandatory tender date	Mandatory Tender Date(Comforted)	Construction Loan and Permanent Loan Agreement	v.

Interest only begin date	Interest Only Begin Date(Comforted)	Trust Indenture

Interest only end date	Interest Only End Date(Comforted)	Trust Indenture

Interest type	Interest Type(Comforted)	Trust Indenture

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source Documents	Note

Original loan/bond amount	Original Loan/Bond Amount(Comforted)	Trust Indenture and/or Loan Note	ii.

First payment date	First Payment Date(Comforted)	Trust Indenture and/or Loan Agreement	ii.

Interest rate calculation type	Interest Rate Calculation Type(Comforted)	Trust Indenture

Interest payment dates	Interest Payment Due Date (ie: 1st, 15th, etc.)(Comforted)	Trust Indenture and/or Loan Agreement	ii.

Amortization term (original)	Amortization Term (Original)(Comforted)	(a) Trust Indenture and/or Construction Loan and Permanent Loan Agreement or (b) Trust Indenture and recalculation	vi.

Debt type	Debt Type(Comforted)	Bond Purchase Agreement and/or Loan Agreement

Loan/bond payment frequency	Loan/Bond Payment Frequency(Comforted)	Trust Indenture and/or Construction Loan and Permanent Loan Agreement	ii.

Prepayment provisions	Prepayment String(Comforted)	(a) Construction Loan and Permanent Loan Agreement and recalculation or (b) Recalculation	vii.

Bond counsel	Bond Counsel(Comforted)	Opinion of Counsel

Occupancy %	Occupancy%(Comforted)	Rent Roll

Occupancy as of date	Occupancy As of Date(Comforted)	Rent Roll

Number of LIHTC units	Number of LIHTC Units(Comforted)	Restrictive Agreements	ii.

Scheduled stabilization date	Stabilization Date	Construction Loan and Permanent Loan Agreement and/or Appraisal	ii., viii.

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source Documents	Note

Loan/bond term (original)	Loan/Bond Term (Original)(Comforted)	Recalculation	ix.

Remaining loan/bond term	Remaining Loan/Bond Term (as of Cut off Date)	Recalculation	x.

Amortization term (remaining)	Amortization Term (Remaining)(Comforted)	Recalculation	xi.

Initial IO period	Initial IO Period(Comforted)	Recalculation	xii.

Cut-Off Date LTV	Cut-Off Date LTV(Comforted)	Recalculation	xiii.

Maturity LTV	Maturity LTV(Comforted)	Recalculation	xiv.

UW NCF DSCR	UW NCF DSCR(Comforted)	Recalculation	xv.

UW NCF DSCR (IO)	UW NCF DSCR (IO)(Comforted)	Recalculation	xvi.

Seasoning	Seasoning(Comforted)	Recalculation	xvii.

Loan/bond level set aside	Loan/Bond Level Set Aside(Comforted)	Restrictive Agreements	ii.

Deposited Asset regulatory agreement income restrictions	Description of Restrictive Agreement Set Asides(Comforted)	Restrictive Agreements	ii.

Type of regulatory agreement(s)	Type of Regulatory Agreement(s)(Comforted)	Restrictive Agreements	ii

LIHTC unit%	LIHTC Unit%	Recalculation	xviii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Deposited Asset Characteristics for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the value on the Data File agreed with the corresponding information on at least one of the Source Documents or a combination of terms from multiple Source Documents related to each Deposited Asset Characteristic. We performed no procedures to reconcile any differences that may exist relating to the information on the Source Documents related to each Deposited Asset Characteristic.

iii.

For the purpose of comparing the CUSIP Deposited Asset Characteristics for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement with a value of “N/A,” as shown on the Data File, if there was no CUSIP, as shown on the Trust Indenture.

iv.

For the purpose of comparing the principal amount deposited Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the principal amount deposited Deposited Asset Characteristic using the:

a.	Original Loan/Bond Amount (Comforted),
b.	Interest Rate Calculation Type (Comforted),
c.	First Payment Date (Comforted),
d.	Current Loan/Bond Rate (Comforted),
e.	Interest Only Begin Date (Comforted),
f.	Interest Only End Date (Comforted) and
g.	Amortization Term (Original) (Comforted),

all as shown on the Data File, assuming all scheduled payments of principal and/or interest on the Deposited Assets are made timely and that there are no prepayments or other unscheduled collections, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Cut-Off Date Loan/Bond Amount, as shown on the Data File, and the result obtained above to two decimal places (0.00) and to ignore differences of +/$0.01 per months of seasoning as of the Cut-off Date, if applicable.

v.

For the purpose of comparing the mandatory tender date Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement with a value of “N/A,” as shown on the Data File, if there was no mandatory tender date, as shown on the Construction Loan and Permanent Loan Agreement.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the amortization term (original) Deposited Asset Characteristic for each Deposited Asset (except for Deposited Asset Numbers 1 and 8), the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the value on the Data File agreed with the corresponding information on at least one of the Trust Indenture and/or Construction Loan and Permanent Loan Agreement. We performed no procedures to reconcile any differences that may exist relating to the information on the Trust Indenture and Construction Loan and Permanent Loan Agreement.

For the purpose of comparing the amortization term (original) Deposited Asset Characteristic for Deposited Asset Numbers 1 and 8, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (original) Deposited Asset Characteristic using the rate, total payment and principal balance of such Deposited Asset, all as shown on Exhibit C of the related Trust Indenture.

vii.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the lock out period (“LO”), if applicable, by calculating the difference in months between the First Payment Date(Comforted), as shown on the Data File, and the date we calculated using the end date of the Lockout Period, as shown on the Construction Loan and Permanent Loan Agreement.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the yield maintenance period (“YM1%”), if applicable, by calculating the difference in months between the date we calculated using the end date of the Lockout Period and the date we calculated using the end date of the Yield Maintenance Period, both as shown on the Construction Loan and Permanent Loan Agreement.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the 1% prepayment premium period (“1%”), if applicable, by calculating the difference in months between the date we calculated using the end date of the Yield Maintenance Period, as shown on the Construction Loan and Permanent Loan Agreement, and the First Optional Redemption Date at Par (with no Penalty)(Comforted), as shown on the Data File.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the open period (“O”), if applicable, by calculating the difference in months between the First Optional Redemption Date at Par (with no Penalty)(Comforted) and Loan/Bond Maturity Date(Comforted), both as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

viii.

For the purpose of comparing the scheduled stabilization date Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use the Initial Conversion Deadline, Extended Conversion Deadline or Stabilization, as applicable, all as shown on the Construction Loan and Permanent Loan Agreement and/or the Appraisal, as the scheduled stabilization date.

ix.

For the purpose of comparing the loan/bond term (original) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the loan/bond term (original) Deposited Asset Characteristic as the difference in months between the First Payment Date (Comforted) and Loan/Bond Maturity Date(Comforted), both as shown on the Data File.

x.

For the purpose of comparing the remaining loan/bond term Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the remaining loan/bond term Deposited Asset Characteristic as the difference in months between the Loan/Bond Term (Original)(Comforted) and Seasoning(Comforted), both as shown on the Data File.

xi.

For the purpose of comparing the amortization term (remaining) Deposited Characteristic for each Deposited Asset with an Initial IO Period (Comforted) other than “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) as the minimum of the:

a.	Amortization Term (Original) (Comforted) and
b.	The sum of:
(i)	The Amortization Term (Original) (Comforted) and
(ii)	The i. difference between the Initial IO Period (Comforted) and Seasoning (Comforted),

all as shown on the Data File.

For the purpose of comparing the amortization term (remaining) Deposited Characteristic for each Deposited Asset with an Initial IO Period (Comforted) of “N/A,” the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) as the difference between Amortization Term (Original) (Comforted) and Seasoning (Comforted), both as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

xii.

For the purpose of comparing the initial IO period Deposited Asset Characteristic for each Deposited Asset with an Initial IO Period(Comforted) value other than “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the initial IO period Deposited Asset Characteristic as the difference in months between the Interest Only Begin Date(Comforted) and Interest Only End Date(Comforted), both as shown on the Data File.

For the purpose of comparing the initial IO period Deposited Asset Characteristic for each Deposited Asset with an Initial IO Period (Comforted) value of “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A”.

xiii.

For the purpose of comparing the Cut-Off Date LTV Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the Cut-Off Date LTV Deposited Asset Characteristic as the quotient of the Cut-Off Date Loan/Bond Amount divided by Appraised Value, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Cut-Off Date LTV(Comforted), as shown on the Data File, and the result obtained above to two decimal places (0.00%).

xiv.

For the purpose of comparing the maturity LTV Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the maturity LTV Deposited Asset Characteristic as the quotient of the Mandatory Redemption (UPB) divided by Appraised Value, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Maturity LTV(Comforted), as shown on the Data File, and the result obtained above to two decimal places (0.00%).

xv.

For the purpose of comparing the UW NCF DSCR Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the UW NCF DSCR Deposited Asset Characteristic as the quotient of the UW NCF divided by Annual Debt Service Amount (Amortizing), both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the UW NCF DSCR(Comforted), as shown on the Data File, and the result obtained above to three decimal places (0.000).

Exhibit 1 to Attachment A

Notes: (continued)

xvi.

For the purpose of comparing the UW NCF DSCR (IO) Deposited Asset Characteristic for each Deposited Asset with an UW NCF DSCR (IO) (Comforted) value other than “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the UW NCF DSCR (IO) Deposited Asset Characteristic as the quotient of the UW NCF divided by Annual Debt Service Amount (IO), both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the UW NCF DSCR (IO)(Comforted), as shown on the Data File, and the result obtained above to three decimal places (0.000).

For the purpose of comparing the UW NCF DSCR (IO) Deposited Asset Characteristic for each Deposited Asset with an UW NCF DSCR (IO) (Comforted) value of “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A”.

xvii.

For the purpose of comparing the seasoning Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the seasoning Deposited Asset Characteristic as the difference in months between the First Payment Date(Comforted), as shown on the Data File, and the Cut-Off Date.

xviii.

For the purpose of comparing the LIHTC unit% Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the LIHTC unit% Deposited Asset Characteristic as the quotient of the Number of LIHTC Units(Comforted) divided by Total Units(Comforted), both as shown on the Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of Freddie Mac, that are described in the notes above.